Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On March 29, 2022, the Company announced the signing of an agreement pursuant to which the Company’s operating affiliate, Beijing Zhong Chuan Shi Xun Technology Limited, has agreed to acquire Beijing Hongda Jiutong Technology Development Co., Ltd. The Company expects to close this transaction by the end of the second quarter of 2022.  The Company is obliged to issue 6,000,000 shares of its Ordinary Shares and RMB12.2 million, or $1.9 million, as the consideration.